EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated December 15, 2016 to the Prospectus and Statement of Additional Information of The U.S. Equity Growth Fund, dated April 29, 2016, filed with the Securities and Exchange Commission on April 29, 2016 under Rule 497(e) (SEC Accession No. (0001104659-16-162323)).